CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Cash and cash deposits:
Cash and cash equivalents	¥ 3,092,991	¥ 3,476,261
Time deposits	131,865	196,632
Deposits with stock exchanges and other segregated cash	220,290	225,950
Total cash and cash deposits	3,445,146	3,898,843
Loans and receivables:
Loans receivable (including \301,766 million and \366,566 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	1,533,496	1,605,603
Receivables from customers (including \1,542 million and \1,136 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	104,026	210,844
Receivables from other than customers	1,107,506	1,156,608
Allowance for doubtful accounts	(3,510)	(3,477)
Total loans and receivables	2,741,518	2,969,578
Collateralized agreements:
Securities purchased under agreements to resell (including \1,098,969 million and \1,145,467 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	10,973,911	9,205,165
Securities borrowed	6,092,429	5,872,495
Total collateralized agreements	17,066,340	15,077,660
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \6,483,857 million and \5,861,826 million as of March 31, 2016 and September 30, 2016, respectively; including \5,761 million and \5,420 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	16,819,227	16,379,424
Private equity investments (including \7,145 million and \6,496 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	26,731	30,578
Total trading assets and private equity investments	16,845,958	16,410,002
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \402,599 million as of March 31, 2016 and \405,616 million as of September 30, 2016)	336,703	355,507
Non-trading debt securities	823,726	870,812
Investments in equity securities	133,621	137,970
Investments in and advances to affiliated companies	401,822	395,284
Other (including \60,359 million and \158,956 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	1,162,604	974,511
Total other assets	2,858,476	2,734,084
Total assets	42,957,438	41,090,167
LIABILITIES AND EQUITY
Short-term borrowings (including \330,816 million and \280,577 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	542,027	662,902
Payables and deposits:
Payables to customers	954,260	688,196
Payables to other than customers	1,943,066	1,337,931
Deposits received at banks	1,052,275	2,222,991
Total payables and deposits	3,949,601	4,249,118
Collateralized financing:
Securities sold under agreements to repurchase (including \442,247 million and \434,453 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	17,052,166	14,192,309
Securities loaned (including \129,201 million and \139,675 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	2,168,593	1,937,009
Other secured borrowings	375,511	476,273
Total collateralized financing	19,596,270	16,605,591
Trading liabilities	7,637,309	7,499,335
Other liabilities (including \17,739 million and \7,497 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	1,130,182	1,200,647
Long-term borrowings (including \2,703,816 million and \2,525,043 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	7,402,092	8,129,559
Total liabilities	40,257,481	38,347,152
Common stock
No par value share; Authorized-6,000,000,000 shares as of March 31, 2016 and September 30, 2016, Issued-3,822,562,601 shares as of March 31, 2016 and September 30, 2016, Outstanding-3,608,391,999 shares as of March 31, 2016 and 3,555,248,294 shares as of September 30, 2016	594,493	594,493
Additional paid-in capital	688,444	692,706
Retained earnings	1,571,328	1,516,577
Accumulated other comprehensive income (loss)	(46,383)	44,980
Total NHI shareholder's equity before treasury stock	2,807,882	2,848,756
Common stock held in treasury, at cost-214,170,602 shares as of March 31, 2016 and 267,314,307 shares as of September 30, 2016	(168,519)	(148,517)
Total NHI shareholders' equity	2,639,363	2,700,239
Noncontrolling interests	60,594	42,776
Total equity	2,699,957	2,743,015
Total liabilities and equity	42,957,438	41,090,167
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	3,000	3,000
Total cash and cash deposits	3,000	3,000
Trading assets and private equity investments:
Private equity investments (including \7,145 million and \6,496 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	2,000	1,000
Total trading assets and private equity investments	1,330,000	1,310,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \402,599 million as of March 31, 2016 and \405,616 million as of September 30, 2016)	3,000	3,000
Other (including \60,359 million and \158,956 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	32,000	7,000
Total other assets	35,000	10,000
Total assets	1,368,000	1,323,000
LIABILITIES AND EQUITY
Short-term borrowings (including \330,816 million and \280,577 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	1,000	65,000
Collateralized financing:
Trading liabilities	20,000	3,000
Other liabilities (including \17,739 million and \7,497 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	2,000	2,000
Long-term borrowings (including \2,703,816 million and \2,525,043 million measured at fair value by applying the fair value option as of March 31, 2016 and September 30, 2016, respectively)	863,000	744,000
Borrowings	864,000	809,000
Total liabilities	¥ 886,000	¥ 814,000